Submission	May 26, 2026
Submission [Line Items]
Central Index Key	0001959353
Registrant Name	Oxford Park Income Fund, Inc.
Form Type	SC TO
Submission Type	SC TO-I
Fee Exhibit Type	EX-FILING FEES
Offering Table N/A
Offset Table N/A	N/A